Cost, Gross Unrealized Holding Gains and Losses, Fair Value and Carrying Amount by Major Security Type (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Short-term marketable securities USD ($)	Mar. 31, 2012 Short-term marketable securities JPY (¥)	Mar. 31, 2011 Short-term marketable securities JPY (¥)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities USD ($)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities JPY (¥)	Mar. 31, 2011 Short-term marketable securities Available-for-sale Securities JPY (¥)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Corporate debt securities USD ($)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Short-term marketable securities Available-for-sale Securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Investments in trusts USD ($)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Investments in trusts JPY (¥)	Mar. 31, 2011 Short-term marketable securities Available-for-sale Securities Investments in trusts JPY (¥)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities MMF and FFF USD ($)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities MMF and FFF JPY (¥)	Mar. 31, 2011 Short-term marketable securities Available-for-sale Securities MMF and FFF JPY (¥)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Marketable Equity Securities USD ($)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Marketable Equity Securities JPY (¥)	Mar. 31, 2011 Short-term marketable securities Available-for-sale Securities Marketable Equity Securities JPY (¥)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities USD ($)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities JPY (¥)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities Corporate debt securities USD ($)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Short-term marketable securities Held-to-maturity Securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities Other Debt Obligations USD ($)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities Other Debt Obligations JPY (¥)	Mar. 31, 2012 Long-term marketable securities USD ($)	Mar. 31, 2012 Long-term marketable securities JPY (¥)	Mar. 31, 2011 Long-term marketable securities JPY (¥)	Mar. 31, 2012 Long-term marketable securities Available-for-sale Securities Marketable Equity Securities USD ($)	Mar. 31, 2012 Long-term marketable securities Available-for-sale Securities Marketable Equity Securities JPY (¥)	Mar. 31, 2011 Long-term marketable securities Available-for-sale Securities Marketable Equity Securities JPY (¥)	Mar. 31, 2012 Long-term marketable securities Held-to-maturity Securities Corporate debt securities USD ($)	Mar. 31, 2012 Long-term marketable securities Held-to-maturity Securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Long-term marketable securities Held-to-maturity Securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Long-term marketable securities Held-to-maturity Securities Government debt securities USD ($)	Mar. 31, 2012 Long-term marketable securities Held-to-maturity Securities Government debt securities JPY (¥)	Mar. 31, 2011 Long-term marketable securities Held-to-maturity Securities Government debt securities JPY (¥)	Mar. 31, 2012 Long-term marketable securities Held-to-maturity Securities Other Debt Obligations USD ($)	Mar. 31, 2012 Long-term marketable securities Held-to-maturity Securities Other Debt Obligations JPY (¥)	Mar. 31, 2011 Long-term marketable securities Held-to-maturity Securities Other Debt Obligations JPY (¥)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	$ 171,501	¥ 14,063,000	¥ 12,356,000	$ 297,841	¥ 24,423,000	¥ 33,070,000	$ 251,280	¥ 20,605,000	¥ 32,969,000	$ 7,183	¥ 589,000	¥ 588,000	$ 74,073	¥ 6,074,000	¥ 4,990,000	$ 162,634	¥ 13,336,000	¥ 26,720,000	$ 7,390	¥ 606,000	¥ 671,000	$ 46,561	¥ 3,818,000	$ 42,890	¥ 3,517,000	¥ 101,000	$ 3,671	¥ 301,000	$ 84,025	¥ 6,890,000	¥ 4,870,000	$ 87,476	¥ 7,173,000	¥ 7,486,000	$ 74,220	¥ 6,086,000	¥ 3,964,000	$ 2,439	¥ 200,000	¥ 200,000	$ 7,366	¥ 604,000	¥ 706,000
Gains	57,548	4,719,000	4,555,000	8,731	716,000	540,000	8,719	715,000	540,000	24	2,000	3,000	5,500	451,000	260,000				3,195	262,000	277,000	12	1,000	12	1,000				183	15,000	3,000	57,365	4,704,000	4,552,000	122	10,000	1,000	12	1,000	1,000	49	4,000	1,000
Losses	220	18,000	281,000	207	17,000	55,000	158	13,000	55,000				158	13,000	55,000							49	4,000	37	3,000		12	1,000	220	18,000	43,000			238,000	220	18,000	43,000
Fair value	228,829	18,764,000	16,630,000	306,365	25,122,000	33,555,000	259,841	21,307,000	33,454,000	7,207	591,000	591,000	79,415	6,512,000	5,195,000	162,634	13,336,000	26,720,000	10,585	868,000	948,000	46,524	3,815,000	42,865	3,515,000	101,000	3,659	300,000	83,988	6,887,000	4,830,000	144,841	11,877,000	11,800,000	74,122	6,078,000	3,922,000	2,451	201,000	201,000	7,415	608,000	707,000
Carrying amount	$ 228,866	¥ 18,767,000	¥ 16,670,000	$ 306,402	¥ 25,125,000	¥ 33,555,000	$ 259,841	¥ 21,307,000	¥ 33,454,000	$ 7,207	¥ 591,000	¥ 591,000	$ 79,415	¥ 6,512,000	¥ 5,195,000	$ 162,634	¥ 13,336,000	¥ 26,720,000	$ 10,585	¥ 868,000	¥ 948,000	$ 46,561	¥ 3,818,000	$ 42,890	¥ 3,517,000	¥ 101,000	$ 3,671	¥ 301,000	$ 84,025	¥ 6,890,000	¥ 4,870,000	$ 144,841	¥ 11,877,000	¥ 11,800,000	$ 74,220	¥ 6,086,000	¥ 3,964,000	$ 2,439	¥ 200,000	¥ 200,000	$ 7,366	¥ 604,000	¥ 706,000